Distribution Received and Dividend Paid (Notes)	3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Equity [Abstract]
Distribution Received and Dividend Paid
Distributions and Dividends
On January 24, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
On January 24, 2013, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the fourth quarter of 2012, which was net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid by the Company on February 15, 2013.
On April 23, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, will be paid to LinnCo on May 15, 2013.
On April 23, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the first quarter of 2013. Company management has determined that no income tax reserve is required to be deducted from the cash dividend declared on April 23, 2013. The dividend, totaling approximately $25 million, will be paid on May 16, 2013, to shareholders of record as of the close of business on May 8, 2013.

Distributions and Dividends
On April 23, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on May 15, 2013.
On April 23, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the first quarter of 2013. Company management determined that no income tax reserve was required to be deducted from the cash dividend declared on April 23, 2013. The dividend, totaling approximately $25 million, was paid by the Company on May 16, 2013.
In April 2013, LINN Energy’s and LinnCo’s Boards approved a change in the distribution and dividend policies that provides a distribution and dividend with respect to any quarter may be made, at the discretion of the Boards, (i) within 45 days following the end of each quarter or (ii) in three equal installments within 15, 45 and 75 days following the end of each quarter. The first monthly distributions and dividends were paid in July 2013.
On July 1, 2013, LINN Energy’s Board declared a cash distribution of $0.2416 per unit. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $8 million, was paid to LinnCo on July 15, 2013.
On July 1, 2013, the Company’s Board declared a cash dividend of $0.2416 per common share. Company management has determined that no income tax reserve is required to be deducted from the cash dividend declared on July 1, 2013. The dividend, totaling approximately $8 million, was paid on July 16, 2013, to shareholders of record as of the close of business on July 10, 2013.

Distribution Received and Dividend Paid
On October 23, 2012, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the third quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on November 14, 2012.
On October 23, 2012, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the third quarter of 2012, which was net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid by the Company on November 15, 2012.

Distributions and Dividends
In April 2013, LINN Energy’s and LinnCo’s Boards approved a change in the distribution and dividend policies that provides a distribution and dividend with respect to any quarter may be made, at the discretion of the Boards, (i) within 45 days following the end of each quarter or (ii) in three equal installments within 15, 45 and 75 days following the end of each quarter. The first monthly distributions and dividends were paid in July 2013.
On July 1, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the second quarter of 2013, to be paid in three equal monthly installments of $0.2416 per unit. The distributions attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, were paid to LinnCo in three equal monthly installments of approximately $8 million on July 15, 2013, August 14, 2013, and September 13, 2013.
On July 1, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the second quarter of 2013, to be paid in three equal monthly installments of $0.2416 per common share pending the receipt of the applicable cash distribution from LINN Energy. Company management determined that no income tax reserve was required to be deducted from the cash dividend declared on July 1, 2013. Dividends, totaling approximately $25 million, were paid in three equal monthly installments of approximately $8 million on July 16, 2013, August 15, 2013, and September 16, 2013.
On October 1, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the third quarter of 2013, to be paid in three equal monthly installments of $0.2416 per unit. The first monthly distribution with respect to the third quarter of 2013 attributable to LinnCo’s interest in LINN Energy, totaling approximately $8 million, was paid to LinnCo on October 17, 2013.
On October 1, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the third quarter of 2013, to be paid in three equal monthly installments of $0.2416 per common share pending the receipt of the applicable cash distribution from LINN Energy. Company management has determined that no income tax reserve is required to be deducted from the cash dividend declared on October 1, 2013. The first monthly dividend with respect to the third quarter of 2013, totaling approximately $8 million, was paid on October 18, 2013, to shareholders of record as of the close of business on October 11, 2013.